DEBT - Promissory Notes (Details)	1 Months Ended	3 Months Ended		9 Months Ended
	Jul. 31, 2024 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2024 INR (₨)	Sep. 30, 2024 USD ($)	Sep. 30, 2024 INR (₨)	Jul. 12, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 29, 2022 USD ($)	Apr. 01, 2022	Sep. 30, 2016 INR (₨)
DEBT
Principal amount						$ 3,800,000
Interest rate									5.00%
Interest expense | ₨			₨ 238,767		₨ 238,767
Real Estate Promissory Note
DEBT
Principal amount								$ 400,000
Outstanding		$ 400,000		$ 400,000			$ 400,000
Unsecured promissory note | Related party
DEBT
Principal amount	$ 8,300,000	65,000		65,000
Interest rate	14.00%									14.00%
Interest expense		2,850		2,850
Principal remained outstanding				99,696	8,300,000
Interest accrued				2,868	238,767
Maturity date	Jul. 01, 2031
Unsecured promissory note | Related party | Avanti Computing PVT, Ltd
DEBT
Principal amount | ₨										₨ 90,000,000
Interest expense				8,906	746,182
Principal remained outstanding				85,282	7,100,000
Interest accrued		$ 3,009	₨ 250,543	$ 100,907	₨ 8,400,000